PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

4.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2022	2021
Plant and equipment	$1,478	$1,633
Furniture and fixtures	218	245
Computer hardware and software	24	26
	1,720	1,904
Less: Accumulated depreciation	(1,118)	(1,102)
Property, plant and equipment, net	$602	$802

Depreciation expense was $198 thousand and $209 thousand for the year ended December 31, 2022 and 2021, respectively, and is classified as research and development expense.